Quarterly Holdings Report
for
Fidelity® Pennsylvania Municipal Income Fund
March 31, 2022
PFL-NPRT1-0522
1.814657.117
Municipal Bonds - 96.7%
	Principal Amount (a)	Value ($)
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	425,000	446,497
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	275,000	292,549
TOTAL GUAM		739,046
Pennsylvania - 95.1%
Allegheny County Series C:
5% 12/1/28	1,000,000	1,076,823
5% 12/1/30	1,365,000	1,469,496
Allegheny County Arpt. Auth. Rev. Series 2021 A, 5% 1/1/51 (b)	12,000,000	13,354,843
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
Series 2017, 5% 10/15/47	1,660,000	1,751,697
Series 2018:
5% 3/1/33	1,570,000	1,758,992
5% 3/1/34	2,250,000	2,518,398
Series 2022 A:
5% 3/1/24 (c)	500,000	515,196
5% 3/1/25 (c)	500,000	525,789
5% 3/1/27 (c)	1,740,000	1,892,423
5% 3/1/31 (c)	1,105,000	1,255,348
5% 3/1/34 (c)	645,000	738,923
Allegheny County Indl. Dev. Auth. Rev. Series 2021, 4.25% 12/1/50	3,000,000	2,336,480
Allegheny County Sanitation Auth. Swr. Rev. Series 2018, 5% 6/1/43	4,785,000	5,497,990
Bethlehem Area School District Series 2016 A, 5% 2/1/23 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,028,853
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/41	2,500,000	2,847,573
5% 7/1/54	4,500,000	5,029,720
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	544,128
5% 7/1/27	490,000	532,802
5% 7/1/28	540,000	586,046
5% 7/1/29	710,000	768,805
5% 7/1/30	685,000	740,761
5% 7/1/35	1,885,000	2,028,572
5% 7/1/39	6,675,000	7,166,373
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/28	1,300,000	1,499,325
5% 7/15/30	1,500,000	1,752,082
5% 7/15/31	1,250,000	1,457,689
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A:
4% 11/15/32	350,000	364,716
4% 11/15/34	250,000	260,701
4% 11/15/35	200,000	208,532
5% 11/15/28	840,000	921,582
5% 11/15/29	1,625,000	1,781,636
5% 11/15/30	685,000	750,528
Series 2016 B:
4% 11/15/40	600,000	624,637
4% 11/15/47	3,605,000	3,740,048
Series 2018 A:
5% 11/15/26	1,140,000	1,279,624
5% 11/15/27	225,000	257,294
5% 11/15/28	200,000	228,706
5% 11/15/29	200,000	227,913
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2017 A, 5% 10/1/35	2,125,000	2,394,552
Commonwealth Fing. Auth. Rev.:
Series 2019 B:
5% 6/1/28	1,000,000	1,152,215
5% 6/1/29	1,000,000	1,171,002
5% 6/1/30	1,000,000	1,187,419
5% 6/1/31	1,150,000	1,387,780
Series 2020 A, 5% 6/1/32	3,500,000	4,145,839
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012, 5% 11/1/37	1,520,000	1,547,598
Series 2016:
5% 5/1/30	1,000,000	1,100,070
5% 5/1/31	500,000	549,627
5% 5/1/32	750,000	823,829
5% 5/1/33	2,210,000	2,425,748
5% 5/1/34	1,000,000	1,098,438
Dallas Area Muni. Auth. Univ. Rev. (Misericordia Univ. Proj.) Series 2019:
5% 5/1/39	1,100,000	1,182,599
5% 5/1/48	4,000,000	4,240,022
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,412,828
5% 6/1/35	1,000,000	1,106,006
5% 6/1/36	500,000	552,376
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	2,000,000	2,036,754
Series 2017, 5% 7/1/25	1,000,000	1,033,859
Delaware County Auth. Univ. Rev. Series 2012, 5% 8/1/22	300,000	303,818
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A:
5% 7/1/23	1,090,000	1,125,588
5% 7/1/27	2,500,000	2,575,146
Series 2016 A, 5% 7/1/46	3,500,000	3,744,616
Series 2019, 4% 7/1/45	1,350,000	1,372,340
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	200,000	215,792
Series 2020:
5% 7/15/31	1,030,000	1,165,556
5% 7/15/34	1,000,000	1,127,607
5% 7/15/36	1,400,000	1,576,164
5% 7/15/39	1,160,000	1,302,061
Fox Chapel Area School District Series 2013, 5% 8/1/34	1,000,000	1,025,929
Geisinger Auth. Health Sys. Rev.:
Series 2014 A, 4% 6/1/41	2,000,000	2,045,392
Series 2017 A2, 5% 2/15/39	1,880,000	2,094,262
Indiana County Hosp. Auth. Series 2014 A, 6% 6/1/39	1,625,000	1,667,547
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	629,888
5% 11/1/25	665,000	725,124
5% 11/1/27	1,105,000	1,250,406
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,113,615
5% 8/15/33	1,000,000	1,111,855
5% 8/15/34	1,000,000	1,110,098
5% 8/15/36	1,000,000	1,109,221
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,010,000	4,494,767
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/36	2,905,000	3,370,752
5% 7/1/44	5,000,000	5,734,373
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	4,030,787
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/22	275,000	279,223
5% 10/1/23	1,305,000	1,354,795
5% 10/1/24	335,000	354,562
5% 10/1/25	750,000	794,551
5% 10/1/26	1,000,000	1,058,347
5% 10/1/27	1,000,000	1,056,731
Series 2016 A, 5% 10/1/40	4,000,000	4,225,781
Series 2018 A, 5% 9/1/26	1,500,000	1,667,943
Series 2019:
4% 9/1/34	2,500,000	2,676,309
4% 9/1/35	1,400,000	1,495,377
4% 9/1/36	1,200,000	1,278,958
4% 9/1/37	1,000,000	1,063,800
Montgomery County Indl. Dev. Auth.:
Series 2015 A, 5.25% 1/15/36 (Pre-Refunded to 1/15/25 @ 100)	2,000,000	2,168,002
Series 2017:
5% 12/1/33	2,150,000	2,444,157
5% 12/1/35	1,000,000	1,136,766
5% 12/1/36	2,670,000	3,033,102
5% 12/1/37	1,515,000	1,719,823
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A:
4% 8/15/48	4,500,000	4,754,958
5% 8/15/43	2,000,000	2,270,561
5% 8/15/48	2,500,000	2,820,909
Northampton County Gen. Purp. College Rev. (Lafayette College Proj.) Series 2017, 5% 11/1/47	2,170,000	2,468,809
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/28	400,000	456,972
5% 7/1/29	300,000	341,067
5% 7/1/30	375,000	426,255
5% 7/1/31	425,000	483,071
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	2,000,000	2,188,125
(Thomas Jefferson Univ. Proj.) Series 2012, 5% 3/1/23 (Pre-Refunded to 9/1/22 @ 100)	585,000	593,926
First Series 2012, 5% 4/1/22	600,000	600,000
Series 2016, 5% 5/1/33	2,200,000	2,409,995
Series 2018 A, 5% 2/15/48	4,000,000	4,515,535
Series 2019 A:
4% 3/1/37	1,150,000	1,224,082
5% 3/1/36	1,000,000	1,132,274
5% 3/1/38	1,055,000	1,191,809
5% 3/1/39	1,000,000	1,128,224
Series 2019:
4% 12/1/44	1,000,000	1,074,046
4% 12/1/48	1,000,000	1,068,320
Series AT-1 5% 6/15/31	5,000,000	5,559,709
Pennsylvania Hsg. Fin. Agcy.:
Series 2019 130A, 4% 10/1/49	1,700,000	1,745,928
Series 2019 131, 3.5% 4/1/49	4,285,000	4,364,724
Series 2020 13 2A, 3.5% 4/1/51	1,900,000	1,937,070
Series 2020 133:
5% 10/1/22	350,000	356,243
5% 10/1/23	400,000	418,871
5% 10/1/24	850,000	911,772
5% 10/1/27	650,000	741,760
5% 10/1/28	950,000	1,099,517
5% 4/1/29	100,000	114,241
5% 10/1/29	450,000	517,299
Series 2021 134B:
5% 10/1/22 (b)	1,175,000	1,195,667
5% 4/1/24 (b)	1,255,000	1,320,259
5% 10/1/24 (b)	1,000,000	1,063,128
5% 10/1/25 (b)	370,000	401,194
5% 4/1/26 (b)	995,000	1,088,444
5% 10/1/26 (b)	1,500,000	1,655,868
Series 2021 137:
5% 4/1/24	225,000	238,281
5% 10/1/24	265,000	284,258
5% 4/1/25	200,000	217,170
5% 10/1/25	220,000	241,799
5% 4/1/26	240,000	266,394
5% 10/1/26	280,000	314,152
5% 4/1/27	225,000	254,484
5% 10/1/27	225,000	256,763
5% 4/1/28	250,000	286,937
5% 10/1/28	260,000	300,920
5% 4/1/29	310,000	355,208
5% 10/1/29	365,000	420,920
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2014 B2:
5% 12/1/24	630,000	674,843
5% 12/1/25	335,000	361,459
5% 12/1/26	645,000	694,551
5% 12/1/27	360,000	386,784
Pennsylvania State Univ.:
Series 2015 A:
5% 9/1/30	1,100,000	1,200,877
5% 9/1/31	1,415,000	1,542,818
Series 2019 A, 5% 9/1/48	6,390,000	7,364,023
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	5,558,781
Series 2013 A2:
5% 12/1/28	500,000	566,068
5% 12/1/38	2,500,000	2,850,861
Series 2014 A, 5% 12/1/31	865,000	926,570
Series 2014 A2, 0% 12/1/40 (d)	5,500,000	5,765,566
Series 2017 A1:
5% 12/1/30	3,500,000	4,007,392
5% 12/1/31	2,000,000	2,285,368
5% 12/1/33	1,500,000	1,711,461
Series 2018 A2, 5% 12/1/43	5,000,000	5,669,124
Series 2020 B, 5% 12/1/50	5,000,000	5,715,366
Series 2021 A:
4% 12/1/44	4,000,000	4,191,185
4% 12/1/45	4,000,000	4,173,572
4% 12/1/50	2,000,000	2,057,114
Series 2021 B:
4% 12/1/40	1,000,000	1,048,439
4% 12/1/41	1,000,000	1,046,826
4% 12/1/42	1,500,000	1,566,976
4% 12/1/46	2,500,000	2,588,600
5% 12/1/46	2,000,000	2,321,187
5% 12/1/51	9,000,000	10,400,888
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/23 (b)	200,000	206,567
Series 2017 A, 5% 7/1/42	350,000	385,095
Series 2017 B:
5% 7/1/25 (b)	5,500,000	5,913,564
5% 7/1/31 (b)	1,000,000	1,098,552
5% 7/1/33 (b)	2,250,000	2,472,037
5% 7/1/37 (b)	5,065,000	5,549,731
5% 7/1/42 (b)	4,000,000	4,360,455
5% 7/1/47 (b)	3,035,000	3,288,949
Philadelphia Auth. for Indl. Dev.:
Series 2016, 5% 4/1/28	275,000	297,194
Series 2017, 5% 11/1/47	5,000,000	5,372,331
Series 2020 A, 4% 11/1/45	3,825,000	4,027,656
Series 2020 C:
4% 11/1/35	1,750,000	1,872,590
4% 11/1/36	1,500,000	1,603,553
4% 11/1/37	1,255,000	1,340,184
4% 11/1/38	1,000,000	1,066,341
Philadelphia Gas Works Rev.:
Series 16 A, 5% 8/1/50 (Assured Guaranty Muni. Corp. Insured)	8,835,000	10,203,529
Series 2015 13:
5% 8/1/29	2,000,000	2,176,576
5% 8/1/30	1,500,000	1,627,911
5% 8/1/31	1,100,000	1,193,802
Series 2016 14:
5% 10/1/33	1,500,000	1,668,671
5% 10/1/34	500,000	555,773
Philadelphia Gen. Oblig.:
Series 2017 A, 5% 8/1/30	1,500,000	1,685,089
Series 2019 B:
5% 2/1/38	3,000,000	3,446,318
5% 2/1/39	2,600,000	2,982,762
Philadelphia Redev. Auth. Rev. Series 2015 A, 5% 4/15/29	3,000,000	3,241,346
Philadelphia School District:
Series 2016 F, 5% 9/1/34	4,000,000	4,437,214
Series 2018 A:
5% 9/1/29	1,250,000	1,440,305
5% 9/1/30	1,000,000	1,148,905
5% 9/1/33	1,000,000	1,143,592
Series 2019 A:
4% 9/1/37	2,100,000	2,258,525
4% 9/1/38	2,300,000	2,470,130
4% 9/1/39	2,000,000	2,144,933
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2015 B, 5% 7/1/30	3,500,000	3,813,323
Series 2017 B:
5% 11/1/29	3,000,000	3,447,013
5% 11/1/30	3,700,000	4,232,490
Series 2020, 5% 10/1/40	3,195,000	3,726,424
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/31	1,000,000	1,141,693
5% 12/15/32	500,000	570,273
5% 12/15/33	500,000	569,701
Pittsburgh Gen. Oblig. Series 2014, 5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	601,132
Pittsburgh School District Series 2015, 5% 9/1/23 (Assured Guaranty Muni. Corp. Insured)	1,085,000	1,134,621
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	3,600,000	4,171,162
Series 2019 B:
4% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,178,585
4% 9/1/35 (Assured Guaranty Muni. Corp. Insured)	400,000	435,299
Reading School District Series 2017:
5% 3/1/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,118,294
5% 3/1/36 (Assured Guaranty Muni. Corp. Insured)	1,050,000	1,174,209
5% 3/1/37 (Assured Guaranty Muni. Corp. Insured)	1,600,000	1,789,270
Saint Mary Hosp. Auth. Health Sys. Rev. (Trinity Health Proj.) Series 2012 B, 5% 11/15/26	1,000,000	1,128,100
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2015:
4% 12/1/30	1,040,000	1,091,044
5% 12/1/22	30,000	30,679
5% 12/1/27	1,480,000	1,612,278
5% 12/1/29	1,000,000	1,087,913
Series 2019 A, 4% 6/1/49	4,650,000	4,933,744
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (b)	1,000,000	1,093,181
5% 1/1/38 (b)	1,125,000	1,226,470
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	6,000,000	6,594,506
West Mifflin Area School District Series 2016:
5% 4/1/24 (Assured Guaranty Muni. Corp. Insured)	1,250,000	1,314,999
5% 4/1/26 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,097,903
5% 4/1/28 (Assured Guaranty Muni. Corp. Insured)	1,390,000	1,553,220
Westmoreland County Indl. Dev. Auth. (Excela Health Proj.) Series 2020 A:
4% 7/1/22	600,000	604,059
4% 7/1/23	1,125,000	1,154,328
4% 7/1/26	1,000,000	1,070,601
4% 7/1/37	1,400,000	1,481,295
5% 7/1/27	200,000	226,276
5% 7/1/28	1,130,000	1,298,175
5% 7/1/29	500,000	582,627
5% 7/1/30	1,000,000	1,179,827
TOTAL PENNSYLVANIA		454,600,047
Pennsylvania, New Jersey - 1.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A:
5% 7/1/22	500,000	504,830
5% 7/1/23	1,000,000	1,008,002
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,000,000	1,154,071
5% 1/1/38	1,300,000	1,499,250
5% 1/1/39	1,000,000	1,151,142
5% 1/1/40	1,100,000	1,264,685
TOTAL PENNSYLVANIA, NEW JERSEY		6,581,980
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1, 5.625% 7/1/27	145,000	158,324
TOTAL MUNICIPAL BONDS (Cost $462,894,215)		462,079,397

TOTAL INVESTMENT IN SECURITIES - 96.7% (Cost $462,894,215)	462,079,397
NET OTHER ASSETS (LIABILITIES) - 3.3%	15,993,632
NET ASSETS - 100.0%	478,073,029

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.